Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares Animal Spirits Strategy ETF (ANIM)

VistaShares Animal Spirits Daily 2X Strategy ETF (WILD)

listed on NYSE Arca, Inc.

October 24, 2025

Supplement to the

Statement of Additional Information (“SAI”),

dated May 30, 2025

Effective immediately, all references to the Funds’ fiscal year end throughout the SAI are hereby deleted and replaced with October 31, with the first fiscal year ending October 31, 2025.

Please retain this Supplement for future reference.